Supplement dated May 31, 2013
to the Prospectus dated October 22, 2012,
as supplemented December 17, 2012

KKR Alternative Corporate Opportunities Fund P

This Supplement updates certain information contained in the above-dated Prospectus for KKR Alternative Corporate Opportunities Fund P (the “Fund”).

Effective June 1, 2013, the Fund will be replacing certain of its service providers as follows:

•
U.S. Bancorp Fund Services, LLC (“USBFS”) will replace (i) SEI Investments Global Funds Services (“SEI Services”) as the Fund’s administrator and (ii) DST Systems, Inc. (“DST”) as dividend disbursing agent, transfer agent and the registrar for the Fund’s shares.

•	U.S. Bank, National Association will replace Citibank, N.A. (“Citibank”) as custodian for the Fund.

•	Quasar Distributors, LLC will replace SEI Investments Distribution Co. (“SEI Distribution”) as the Fund’s distributor.

Accordingly, as of that date, the Prospectus is revised as follows:

The Fund’s mailing addresses will become:

Regular Mail KKR Alternative Corporate Opportunities Fund P c/o U.S. Bancorp Fund Services, LLC P.O. Box 701 Milwaukee, WI 53201-0701	Express/Overnight Mail KKR Alternative Corporate Opportunities Fund P c/o U.S. Bancorp Fund Services, LLC 615 East Michigan Street Milwaukee, WI 53202

All references to other Regular Mail or Express/Overnight Mail addresses are deleted.  The addresses set forth above may be used to make a request in writing to purchase shares or tender shares for repurchase, to send an account application or documents, to cancel or change participation in the Fund’s dividend reinvestment plan, to request the Statement of Additional Information and the Fund’s Reports to Shareholders without charge and to otherwise make inquiries to the Fund, each as described in further detail in the Prospectus. The Fund’s phone number, website and email address will not change.

All references to SEI Services, SEI Distribution, DST and Citibank in the Prospectus are deleted in their entirety.

All references to the Fund’s Administrator, Dividend Disbursing Agent and Transfer Agent in the Prospectus are revised to refer to U.S. Bancorp Fund Services, LLC, located at 615 East Michigan Street, Milwaukee, Wisconsin 53202, as administrator, dividend disbursing agent and transfer agent to the Fund.

All references to the Fund’s Distributor in the Prospectus are revised to refer to Quasar Distributors, LLC, located at 615 East Michigan Street, 4th Floor, Milwaukee, Wisconsin 53202, as distributor of the Fund.

All references to the Fund’s Custodian in the Prospectus are revised to refer to U.S. Bank, National Association, located at 1555 North River Center Drive, Suite 302, Milwaukee, Wisconsin 53212, as custodian for the Fund.

The first paragraph appearing in the subsection of the Prospectus entitled “Purchases of Shares — Purchase Terms — Paying for Shares by Wire” is deleted and replaced with the following:

If you are making your first investment in the Fund, the transfer agent must have a completed account application before you wire funds. You may mail or overnight deliver your account application to the transfer agent. Upon receipt of your completed account application, the transfer agent will establish an account for you. The account number assigned will be required as part of the instruction that should be provided to your bank to send the wire. Your bank must include the name of the Fund, the account number and your name so that funds can be correctly applied. Before sending a wire, please contact the transfer agent to advise it of your intent to wire funds. This will ensure prompt and accurate credit upon receipt of your wire. Wired funds must be received prior to 4:00 p.m. Eastern time to be deemed delivered the same day. The Fund and U.S. Bank, N.A. are not responsible for the consequences of delays resulting from the banking or Federal Reserve wire system, or from incomplete wiring instructions. Your bank should transmit funds by wire to:

U.S. Bank, N.A.
777 East Wisconsin Avenue
Milwaukee, WI 53202
ABA #075000022
Credit:	U.S. Bancorp Fund Services, LLC
Account #112-952-137
Further Credit:	KKR Alternative Corporate Opportunities Fund P
(shareholder registration)
(shareholder account number)

Please retain this Supplement for future reference.

Supplement dated May 31, 2013
to the Statement of Additional Information dated October 22, 2012, as amended or supplemented to date

KKR Alternative Corporate Opportunities Fund P

This Supplement updates certain information contained in the above-dated Statement of Additional Information (“SAI”) for KKR Alternative Corporate Opportunities Fund P (the “Fund”).

Effective June 1, 2013, the Trust will be replacing certain of the Fund’s service providers as follows:

•
U.S. Bancorp Fund Services, LLC (“USBFS”) will replace (i) SEI Investments Global Funds Services (“SEI Services”) as the Fund’s administrator and (ii) DST Systems, Inc. (“DST”) as dividend disbursing agent, transfer agent and the registrar for the Fund’s shares.

•	U.S. Bank, National Association will replace Citibank, N.A. (“Citibank”) as custodian for the Fund.

•	Quasar Distributors, LLC will replace SEI Investments Distribution Co. (“SEI Distribution”) as the Fund’s distributor.

Accordingly, as of that date, the SAI is revised as follows:

The Fund’s mailing addresses will become:

Regular Mail KKR Alternative High Yield Fund c/o U.S. Bancorp Fund Services, LLC P.O. Box 701 Milwaukee, WI 53201-0701	Express/Overnight Mail KKR Alternative High Yield Fund c/o U.S. Bancorp Fund Services, LLC 615 East Michigan Street Milwaukee, WI 53202

All references to other Regular Mail or Express/Overnight Mail addresses are deleted.  The addresses set forth above may be used to request in writing a copy of the Fund’s Prospectus without charge, as described in further detail in the SAI.  The Fund’s phone number, website and email address will not change.

All references to SEI Services, SEI Distribution, DST and Citibank in the SAI are deleted in their entirety.

All references to the Fund’s Administrator, Dividend Paying Agent, Transfer Agent and Registrar in the SAI are revised to refer to U.S. Bancorp Fund Services, LLC, located at 615 East Michigan Street, Milwaukee, Wisconsin 53202, as administrator, dividend disbursing agent, transfer agent and registrar to the Fund.

All references to the Fund’s Distributor in the SAI are revised to refer to Quasar Distributors, LLC, located at 615 East Michigan Street, 4th Floor, Milwaukee, Wisconsin 53202, as distributor of the Fund.

All references to the Fund’s Custodian in the SAI are revised to refer to U.S. Bank, National Association, located at 1555 North River Center Drive, Suite 302, Milwaukee, Wisconsin 53212, as custodian for the Fund.

The subsection of the SAI entitled “Management of the Fund — Administrator” is deleted and replaced with the following:

Effective June 1, 2013, U.S. Bancorp Fund Services, LLC (“USBFS” or the “Administrator”), located at 615 East Michigan Street, Milwaukee, Wisconsin 53202, serves as administrator and fund accountant to the Fund. USBFS is an indirect wholly-owned subsidiary of U.S. Bancorp. Under the fund administration servicing agreement and fund accounting servicing agreement, USBFS is responsible for calculating the NAV of the Fund’s shares and providing the Fund with administrative and management services (other than investment advisory services).

The Administrator is entitled to receive a monthly fee, subject to a minimum annual fee of $10,000, at an annual rate of 0.04% of the average daily value of the Fund’s net assets on the first $500 million in aggregate net assets, at an annual rate of 0.03% of the average daily value of the Fund’s aggregate net assets on the next $500 million in aggregate net assets and at an annual rate of 0.02% of the average daily value of the Fund’s net assets on aggregate net assets in excess of $1 billion. USBFS also is entitled to certain out-of-pocket expenses.

Prior to June 1, 2013, SEI Investments Global Funds Services (“SEI”), located at One Freedom Valley Drive, Oaks, Pennsylvania 19456, served as administrator to the Fund. Under the administration agreement, SEI was responsible for maintaining the Fund's general ledger, calculating the net asset value of the Shares, and generally managing the administrative affairs of the Fund.

The first paragraph of the subsection of the SAI entitled “Management of the Fund — Custodian, Dividend Paying Agent, Transfer Agent and Registrar” is deleted and replaced with the following:

U.S. Bank, National Association (the “Custodian”) serves as custodian for the Fund. The Custodian holds cash, securities and other assets of the Fund as required by the 1940 Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and other factors, plus reimbursement for certain out of pocket expenses. The principal business address of the Custodian is 1555 North River Center Drive, Suite 302, Milwaukee, Wisconsin 53212. USBFS acts as the Fund’s dividend paying agent, transfer agent and the registrar for the Fund’s shares.

Please retain this Supplement for future reference.